Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7098
(215) 564-8000

July 18, 2014

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:           Context Capital Funds
File No. 811-22897 – Preliminary Consent Solicitation Materials

Ladies and Gentlemen:

Submitted herewith for filing on behalf of Context Alternative Strategies Fund (the “Fund”),  a series of Context Capital Funds, pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, are a cover page, shareholder letter, notice of solicitation of consents, consent solicitation statement with exhibits, and the consent to be used in connection with a solicitation seeking the approval of (1) a new investment advisory agreement between the Fund and Context Capital Advisers, LLC (“Context”) (the current adviser for the Fund) and (2) new investment sub-advisory agreements between Context and each of the current sub-advisers for the Fund.

Definitive consent solicitation materials are expected to be transmitted to shareholders on or about July 28, 2014.

If you have any questions or comments regarding this filing, please call me at (215) 564-8173 or, in my absence, David Roeber at (215) 564-8179.

Very truly yours,

/s/ Matthew R. DiClemente, Esq.